Selected Quarterly Data (Northrop Grumman Shipbuilding [Member])	12 Months Ended
Dec. 31, 2010
Northrop Grumman Shipbuilding [Member]
Selected Quarterly Data
20.	UNAUDITED SELECTED QUARTERLY DATA

Unaudited quarterly financial results are set forth in the following tables.

2010

$ in millions	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
Sales and service revenues	$1,712	$1,610	$1,665	$1,736
Operating income (loss)	87	(20)	77	104
Earnings (loss) before income taxes	77	(30)	67	92
Net earnings (loss)	41	(11)	42	63

In the second quarter of 2010, Northrop Grumman announced plans to consolidate NGSB's Gulf Coast operations by winding down its operations at the Avondale, Louisiana facility in 2013 after completing LPD-class ships currently under construction. As a result of this decision, the company recognized a $113 million pre-tax charge to operating income for the contracts under construction at Avondale.

In the third quarter of 2010, NGSB determined that costs to complete post-delivery work on LHD 8 exceeded original estimates resulting in a charge of $30 million. Also in the third quarter, the company realized $24 million in unfavorable performance adjustments on LPD-24 Arlington, which was more than offset by $31 million in milestone incentives on the total LPD-22 through LPD-25 contract.

2009

$ in millions	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
Sales and service revenues	$1,410	$1,544	$1,656	$1,682
Operating income (loss)	68	(4)	82	65
Earnings (loss) before income taxes	57	(15)	71	63
Net earnings (loss)	39	(10)	52	43

In the first quarter of 2009, the company recognized a $48 million favorable adjustment on the LHD 8 contract due to risk retirement for earlier than expected completion of U.S. Navy acceptance sea trials and increased escalation recovery. This increase was more than offset by lower performance of $38 million each on the DDG 51 program and LPD 22 due to cost growth.

In the second quarter of 2009, the company recognized a $105 million pre-tax charge for cost growth on LPD-class ships and LHA 6. These adjustments reflected additional expense to improve design, engineering, production, and quality processes as well as increased production cost estimates for these ships.